Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate [Table Text Block]
	For Years Ended December 31,
	2013	2014	2015
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(20.1)	(22.4)	(22.5)
Permanent book — tax difference	(4.9)	(12.1)	(0.1)
Difference in EIT rates of certain subsidiaries	0.0	0.0	(3.1)
Effect of tax holiday	—	9.5	0.7
Total	0.0	0.0	0.0

Schedule of aggregate amount and per share effect of the tax holidays [Text Block]
	For the Years Ended December 31,
	2013	2014	2015
				US$ (Note 2 (d))
Aggregate amount	—	(42,567)	(9,974)	(1,540)
Basic net loss per share effect	—	(0.40)	(0.04)	(0.01)
Diluted net loss per share effect	—	(0.40)	(0.04)	(0.01)

Schedule of significant components of deferred tax assets and liabilities [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	16,298	21,765	3,360
Net operating loss carry forwards	133,593	459,109	70,874
Carryforwards of un-deducted advertising expenses	926	31	5
Subtotal	150,817	480,905	74,239
Less: valuation allowance	(150,817)	(480,905)	(74,239)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arisen from business combination	—	(24,415)	(3,769)
Total non-current deferred tax assets, net	—	(24,415)	(3,769)

Schedule of movement of valuation allowance [Text Block]
	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as the beginning of the year	34,315	46,121	150,817	23,282
Additions	11,806	112,421	332,086	51,265
Written off for expiration of net operating losses	—	—	(1,998)	(308)
Utilization of previously unrecognized tax losses and un-deductible advertising expenses	—	(7,725)	—	—
Balance as the end of the year	46,121	150,817	480,905	74,239